INVENTORY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Inventory Abstract
Work in progress	$ 445,977	$ 196,553
Inventory, net	$ 445,977	$ 196,553